UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710

Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2015 (unaudited)

	Shares	Value

Investment Companies — 97.5%

Aggregate Bond Funds — 22.2%
iShares Core U.S. Aggregate Bond ETF	360,842	$40,551,424
SPDR Barclays Aggregate Bond ETF(a)	95,412	5,678,922
Vanguard Total Bond Market ETF(b)	2,059,700	173,735,695

Total Aggregate Bond Funds		219,966,041

Commodity Funds — 0.2%
iPath Bloomberg Commodity Index Total Return ETN*	25,202	720,021
PowerShares DB Commodity Index Tracking Fund*	95,542	1,662,431

Total Commodity Funds		2,382,452

Convertible Bond Fund — 1.7%
SPDR Barclays Convertible Securities ETF(a)	376,577	17,405,389

Currency Harvest Fund — 0.7%
CurrencyShares Japanese Yen Trust*(a)	82,800	6,856,668

Equity Funds — 8.0%
iShares Europe ETF(a)	154,479	6,600,888
iShares MSCI EAFE ETF	259,895	15,908,173
iShares MSCI EMU ETF(a)	516,964	18,962,239
Vanguard FTSE Developed Markets ETF	188,046	7,173,955
Vanguard FTSE Europe ETF	578,004	30,449,251

Total Equity Funds		79,094,506

International Bond Funds — 3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	188,274	21,041,502
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	400,507	11,526,592

Total International Bond Funds		32,568,094

Real Estate Funds — 2.5%
iShares U.S. Real Estate ETF(a)	34,831	2,829,322
SPDR Dow Jones International Real Estate ETF	176,438	7,597,420
SPDR Dow Jones REIT ETF	15,014	1,454,256
Vanguard REIT ETF(a)	146,749	12,701,126

Total Real Estate Funds		24,582,124

Senior Loan Funds — 11.4%
PowerShares Senior Loan Portfolio(a)	4,287,447	102,770,105
SPDR Blackstone / GSO Senior Loan ETF(a)	208,642	10,104,532

Total Senior Loan Funds		112,874,637

Short-Term Treasury Bond Funds — 16.9%
iShares 1-3 Year Treasury Bond ETF(a)(b)	575,371	48,895,028
iShares Short Treasury Bond ETF(a)	168,660	18,596,452
SPDR Barclays 1-3 Month T-Bill ETF*(a)	172,504	7,888,608

	Shares	Value
Investment Companies (continued)

Short-Term Treasury Bond Funds (continued)
Vanguard Short-Term Bond ETF(b)	1,149,636	$92,787,121

Total Short-Term Treasury Bond Funds		168,167,209

U.S. Large Cap Equity Funds — 17.6%
iShares Russell 1000 Growth ETF(b)	501,048	47,203,732
iShares Russell 1000 Value ETF(a)(b)	228,094	22,873,266
iShares S&P 500 Growth ETF	190,270	20,882,132
iShares S&P 500 Value ETF	84,333	7,553,707
SPDR S&P 500 ETF Trust(b)	159,414	31,798,311
Vanguard Growth ETF(a)	286,872	29,490,442
Vanguard Value ETF	184,183	14,924,348

Total U.S. Large Cap Equity Funds		174,725,938

U.S. Small Cap Equity Funds — 13.0%
iShares Russell 2000 Growth ETF(a)(b)	460,940	64,116,754
iShares S&P Small-Cap 600 Growth ETF(a)	226,619	27,237,338
Vanguard Small-Cap Growth ETF(a)	298,198	37,212,128

Total U.S. Small Cap Equity Funds		128,566,220

Total Investment Companies — 97.5%
(Cost $959,041,957)		967,189,278

Short-Term Investment — 2.1%

Money Market Fund — 2.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $20,419,966)	20,419,966	20,419,966

Investment of Cash Collateral For Securities Loaned — 13.6%

Money Market Fund — 13.6%
BNY Mellon Overnight Government Fund, 0.01%(d)
(Cost $134,732,570)	134,732,570	134,732,570

Total Investments — 113.2%
(Cost $1,114,194,493)		$1,122,341,814
Liabilities in Excess of Other Assets — (13.2)%(e)		(130,437,966)
Net Assets — 100.0%		$991,903,848

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $130,311,218; total market value of collateral held by the Fund was $134,732,570.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $222,869,323.
(c)	Rate shown reflects the 7-day yield at January 31, 2015.
(d)	Rate shown reflects the 1-day yield at January 31, 2015.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

REIT - Real Estate Investment Trust

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2015 (unaudited)

Total return swap contracts outstanding at January 31, 2015:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
CurrencyShares Euro Trust	(1.59)%	5/19/2015	$(9,783,912)	$ –
iPath S&P 500 VIX Mid-Term Futures ETN	(2.73)%	5/19/2015	(3,963,412)	–
iShares Core U.S. Aggregate Bond ETF	1.12%	5/19/2015	127,802,919	–
iShares Core U.S. Credit Bond ETF	(4.29)%	5/19/2015	(3,801,035)	–
iShares iBoxx $ High Yield Corporate Bond ETF	(2.62)%	5/19/2015	(13,485,054)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.73)%	5/19/2015	(98,183,321)	–
iShares MSCI All Country Asia ex Japan ETF	(3.97)%	5/19/2015	(4,102,157)	–
iShares MSCI Emerging Markets ETF	(0.35)%	5/19/2015	(748,755)	–
iShares MSCI Pacific ex Japan ETF	(0.83)%	5/19/2015	(3,659,770)	–
iShares Russell 2000 ETF	(0.77)%	5/19/2015	(17,467,923)	–
iShares Russell 2000 Value ETF	(0.97)%	5/19/2015	(47,500,570)	–
iShares S&P Small-Cap 600 Value ETF	(1.96)%	5/19/2015	(24,772,984)	–
iShares Silver Trust	(0.35)%	5/19/2015	(346,248)	–
PowerShares DB G10 Currency Harvest Fund	(2.20)%	5/19/2015	(14,095,885)	–
PowerShares DB Gold Fund	(1.01)%	5/19/2015	(190,595)	–
SPDR Barclays Convertible Securities ETF	1.12%	5/19/2015	190,983,582	–
SPDR Barclays High Yield Bond ETF	(2.01)%	5/19/2015	(9,068,464)	–
Vanguard FTSE Emerging Markets ETF	(0.50)%	5/19/2015	(1,121,715)	–
Vanguard FTSE Pacific ETF	(0.84)%	5/19/2015	(3,968,246)	–
Vanguard Small-Cap Value ETF	(2.97)%	5/19/2015	(36,227,065)	–
				$ –
_______________
Cash posted has been segregated as collateral for swaps in the amount of $3,379,724 at January 31, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2015.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2015 (unaudited)

	Shares	Value

Investment Companies — 99.6%

Commodity Funds — 0.4%
iShares Silver Trust*	829	$13,711
PowerShares DB Gold Fund*	1,534	65,364

Total Commodity Funds		79,075

Corporate Bond Fund — 23.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,082	5,461,319

Currency Fund — 3.2%
Market Vectors Emerging Markets Local Currency Bond ETF(a)	34,614	733,125

Currency Harvest Funds — 15.4%
CurrencyShares Euro Trust*(a)(b)	16,064	1,786,638
PowerShares DB G10 Currency Harvest Fund*	19,449	464,831
WisdomTree Emerging Currency Strategy Fund*(a)	70,128	1,283,342

Total Currency Harvest Funds		3,534,811

Debt Fund — 1.8%
WisdomTree Emerging Markets Local Debt Fund(a)	9,962	414,519

Emerging Equity Funds — 13.8%
iPath S&P 500 VIX Mid-Term Futures ETN*	7,824	110,788
iShares MSCI Emerging Markets ETF	14,855	579,642
SPDR S&P Emerging Markets SmallCap ETF(a)	37,007	1,624,607
Vanguard FTSE Emerging Markets ETF	21,741	868,336

Total Emerging Equity Funds		3,183,373

Short-Term Treasury Bond Funds — 41.3%
iShares 1-3 Year Treasury Bond ETF(a)	34,108	2,898,498
iShares Short Treasury Bond ETF	10,014	1,104,144
Vanguard Short-Term Bond ETF	68,151	5,500,467

Total Short-Term Treasury Bond Funds		9,503,109

Total Investment Companies — 99.6%
(Cost $23,311,782)		22,909,331

Short-Term Investment — 0.5%

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $105,711)	105,711	105,711

Investment of Cash Collateral For Securities Loaned — 7.3%

Money Market Fund — 7.3%
BNY Mellon Overnight Government Fund, 0.01%(d)
(Cost $1,690,295)	1,690,295	1,690,295

		Value

Total Investments — 107.4%
(Cost $25,107,788)		$24,705,337
Liabilities in Excess of Other Assets — (7.4)%(e)		(1,698,221)
Net Assets — 100.0%		$23,007,116
_______________

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,641,945; total market value of collateral held by the Fund was $1,690,295.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $740,614.
(c)	Rate shown reflects the 7-day yield at January 31, 2015.
(d)	Rate shown reflects the 1-day yield at January 31, 2015.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2015 (unaudited)

Total return swap contracts outstanding at January 31, 2015:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
CurrencyShares Japanese Yen Trust	(1.75)%	4/07/2016	$(219,943)	$ –
iPath Bloomberg Commodity Index Total Return ETN	(2.25)%	4/07/2016	(69,282)	–
iShares Core U.S. Credit Bond ETF	0.62%	5/19/2015	212,183	–
iShares Russell 2000 ETF	0.12%	5/19/2015	1,416,168	–
iShares U.S. Real Estate ETF	(0.72)%	4/07/2016	(113,560)	–
PowerShares DB Commodity Index Tracking Fund	(0.38)%	4/07/2016	(159,958)	–
ProShares VIX Mid-Term Futures ETF	0.12%	5/19/2015	66,422	–
SPDR Barclays 1-3 Month T-Bill	1.12%	5/19/2015	466,766	–
SPDR Dow Jones International Real Estate ETF	(2.54)%	4/07/2016	(914,939)	–
SPDR Dow Jones REIT ETF	(0.98)%	4/07/2016	(58,407)	–
Vanguard REIT ETF	(0.60)%	4/07/2016	(509,866)	–
				$ –
_______________
Cash posted has been segregated as collateral for swaps in the amount of $113,760 at January 31, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2015.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

January 31, 2015 (unaudited)

	Shares	Value

Investment Companies — 99.1%

Aggregate Bond Funds — 17.4%
iShares Core U.S. Aggregate Bond ETF	8,927	$1,003,216
SPDR Barclays Aggregate Bond ETF(a)	881	52,437
Vanguard Total Bond Market ETF(b)	19,011	1,603,578

Total Aggregate Bond Funds		2,659,231

Corporate Bond Funds — 0.3%
iShares Core U.S. Credit Bond ETF	13	1,493
iShares iBoxx $ Investment Grade Corporate Bond ETF	308	38,158

Total Corporate Bond Funds		39,651

Currency Harvest Fund — 1.3%
CurrencyShares Euro Trust*	1,729	192,299

Equity Fund — 1.7%
iShares Europe ETF	5,970	255,098

Short-Term Treasury Bond Funds — 61.7%
iShares 1-3 Year Treasury Bond ETF(a)	32,191	2,735,591
iShares Short Treasury Bond ETF(b)	9,444	1,041,295
SPDR Barclays 1-3 Month T-Bill ETF*	9,652	441,386
Vanguard Short-Term Bond ETF(b)	64,321	5,191,348

Total Short-Term Treasury Bond Funds		9,409,620

U.S. Large Cap Equity Funds — 5.8%
iShares Russell 1000 Growth ETF	83	7,819
iShares Russell 1000 Value ETF	4,375	438,726
iShares S&P 500 Growth ETF	31	3,402
iShares S&P 500 Value ETF	1,617	144,835
Vanguard Growth ETF	48	4,934
Vanguard Value ETF	3,533	286,279

Total U.S. Large Cap Equity Funds		885,995

U.S. Small Cap Equity Funds — 10.9%
iShares Russell 2000 Growth ETF(a)	5,995	833,905
iShares S&P Small-Cap 600 Growth ETF	2,948	354,320
Vanguard Small-Cap Growth ETF(a)	3,878	483,936

Total U.S. Small Cap Equity Funds		1,672,161

Total Investment Companies — 99.1%
(Cost $14,926,641)		15,114,055

Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $97,993)	97,993	97,993

Investment of Cash Collateral For Securities Loaned — 7.8%

Money Market Fund — 7.8%
BNY Mellon Overnight Government Fund, 0.01%(d)
(Cost $1,189,592)	1,189,592	1,189,592

		Value
Total Investments — 107.5%
(Cost $16,214,226)		$16,401,640
Liabilities in Excess of Other Assets — (7.5)%(e)		(1,144,397)
Net Assets — 100.0%		$15,257,243
_______________

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,145,132; total market value of collateral held by the Fund was $1,189,592.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,961,866.
(c)	Rate shown reflects the 7-day yield at January 31, 2015.
(d)	Rate shown reflects the 1-day yield at January 31, 2015.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF  - Exchange Traded Fund

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2015 (unaudited)

Total return swap contracts outstanding at January 31, 2015:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
iShares Core U.S. Aggregate Bond ETF	1.12%	5/19/2015	$ 549,201	$ –
iShares iBoxx $ High Yield Corporate Bond ETF	(2.18)%	4/07/2016	(205,905)	–
iShares MSCI All Country Asia ex Japan ETF	(3.97)%	4/07/2016	(187,897)	–
iShares MSCI EAFE ETF	(0.31)%	4/07/2016	(227,334)	–
iShares MSCI Emerging Markets ETF	(0.35)%	4/07/2016	(9,092)	–
iShares MSCI EMU ETF	0.62%	5/19/2015	732,169	–
iShares MSCI Pacific ex Japan ETF	(0.75)%	4/07/2016	(167,638)	–
iShares Russell 2000 Value ETF	(0.97)%	4/07/2016	(565,701)	–
iShares S&P Small-Cap 600 Value ETF	(1.90)%	4/07/2016	(295,032)	–
PowerShares DB G10 Currency Harvest Fund	(2.00)%	4/07/2016	(35,946)	–
PowerShares Senior Loan Portfolio	(1.34)%	4/07/2016	(499,271)	–
SPDR Barclays Convertible Securities ETF	1.12%	5/19/2015	814,165	–
SPDR Barclays High Yield Bond ETF	(1.86)%	4/07/2016	(138,432)	–
SPDR Blackstone / GSO Senior Loan ETF	(6.98)%	4/07/2016	(49,108)	–
Vanguard FTSE Developed Markets ETF	(0.49)%	4/07/2016	(102,509)	–
Vanguard FTSE Emerging Markets ETF	(0.50)%	4/07/2016	(13,620)	–
Vanguard FTSE Europe ETF	0.62%	5/19/2015	1,175,712	–
Vanguard FTSE Pacific ETF	(0.85)%	4/07/2016	(181,769)	–
Vanguard Small-Cap Value ETF	(2.97)%	4/07/2016	(431,417)	–
				$ –
_______________
Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2015.

Schedules of Investments ─ IQ Real Return ETF

January 31, 2015 (unaudited)

	Shares	Value

Investment Companies — 99.7%

Currency Harvest Funds — 1.7%
CurrencyShares British Pound Sterling Trust*	861	$127,350
CurrencyShares Euro Trust*	2,885	320,870

Total Currency Harvest Funds		448,220

Equity Funds — 8.1%
iShares MSCI EAFE ETF	24,030	1,470,876
Vanguard FTSE Developed Markets ETF(a)	17,537	669,037

Total Equity Funds		2,139,913

Long-Term Bond Fund — 2.5%
iShares 20+ Year Treasury Bond ETF	4,886	676,711

Short-Term Treasury Bond Funds — 77.4%
iShares Short Treasury Bond ETF	130,655	14,406,021
SPDR Barclays 1-3 Month T-Bill ETF*(a)	133,503	6,105,092

Total Short-Term Treasury Bond Funds		20,511,113

U.S. Large Cap Equity Funds — 10.0%
iShares Core S&P 500 ETF	20	4,017
SPDR S&P 500 ETF Trust	13,231	2,639,188

Total U.S. Large Cap Equity Funds		2,643,205

Total Investment Companies — 99.7%
(Cost $26,246,723)		26,419,162

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $73,050)	73,050	73,050

Investment of Cash Collateral For Securities Loaned — 5.2%

Money Market Fund — 5.2%
BNY Mellon Overnight Government Fund, 0.01%(c)
(Cost $1,371,680)	1,371,680	1,371,680

Total Investments — 105.2%
(Cost $27,691,453)		$27,863,892
Liabilities in Excess of Other Assets — (5.2)%		(1,380,646)
Net Assets — 100.0%		$26,483,246
_______________

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,338,623; total market value of collateral held by the Fund was $1,371,680.
(b)	Rate shown reflects the 7-day yield at January 31, 2015.
(c)	Rate shown reflects the 1-day yield at January 31, 2015.

ETF — Exchange Traded Fund

Schedules of Investments — IQ Global Resources ETF

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks - 89.6%

Australia - 8.2%
BHP Billiton Ltd.(a)	257,810	$5,874,517
Fortescue Metals Group Ltd.(a)	147,826	271,682
Newcrest Mining Ltd.*	16,049	169,475
Regis Resources Ltd.*	10,626	15,681
Western Areas Ltd.	4,922	15,409
Whitehaven Coal Ltd.*(a)	540,140	521,586
Woodside Petroleum Ltd.	5,363	143,168

Total Australia		7,011,518

Canada - 6.2%
Agnico Eagle Mines Ltd.	3,620	122,308
Alamos Gold, Inc.	2,697	14,421
B2Gold Corp.*	14,177	27,953
Barrick Gold Corp.	24,463	313,517
Canadian Natural Resources Ltd.(a)	7,053	204,923
Canfor Corp.*	13,920	348,563
Centerra Gold, Inc.	4,995	30,018
Detour Gold Corp.*	3,267	33,496
Domtar Corp.	6,366	243,818
Eldorado Gold Corp.	15,113	72,707
Enbridge, Inc.	5,338	259,122
Goldcorp, Inc.	17,045	412,564
IAMGOLD Corp.*	7,952	21,323
Imperial Oil Ltd.	5,462	203,498
Kinross Gold Corp.*	24,039	81,713
Lundin Mining Corp.*	28,263	100,752
Nevsun Resources Ltd.	4,158	14,396
New Gold, Inc.*	10,633	46,710
Pan American Silver Corp.	3,136	36,803
Resolute Forest Products, Inc.*	9,414	160,038
SEMAFO, Inc.*	5,757	20,205
Silver Wheaton Corp.	7,521	173,144
Suncor Energy, Inc.	9,265	276,938
Teck Resources Ltd., Class B	27,884	361,759
TransCanada Corp.	4,913	219,079
West Fraser Timber Co., Ltd.	8,515	490,102
Westshore Terminals Investment Corp.(a)	38,721	977,225
Yamana Gold, Inc.	15,814	65,603

Total Canada		5,332,698

Finland - 1.1%
UPM-Kymmene OYJ	52,315	920,354

France - 2.5%
Suez Environnement Co.	36,854	678,091
Total SA	14,546	746,857
Veolia Environnement SA	38,953	714,513

Total France		2,139,461

Germany - 0.0%(b)
Suedzucker AG(a)	1,217	15,278

Hong Kong - 2.6%
Beijing Enterprises Water Group Ltd.*(a)	628,856	416,082
China Modern Dairy Holdings Ltd.*(a)	1,629,444	527,502
CNOOC Ltd.	289,473	380,073
Hong Kong & China Gas Co., Ltd.	68,506	157,275
Lee & Man Paper Manufacturing Ltd.	462,155	243,197
Shougang Fushan Resources Group Ltd.(a)	2,677,304	552,495

Total Hong Kong		2,276,624

	Shares	Value

Common Stocks (continued)

Ireland - 0.1%
Kerry Group PLC, Class A	1,026	$74,353

Italy - 0.5%
Eni SpA	23,276	391,361

Japan - 3.5%
Ajinomoto Co., Inc.	3,956	82,124
Dowa Holdings Co., Ltd.	14,833	119,710
Itoham Foods, Inc.(a)	71,105	406,781
Mitsui & Co., Ltd.	11,911	152,811
NH Foods Ltd.(a)	65,285	1,623,441
Nippon Paper Industries Co., Ltd.	11,477	182,319
Nisshin Seifun Group, Inc.	1,725	21,294
Sumitomo Metal Mining Co., Ltd.	27,314	394,834
Toyo Suisan Kaisha Ltd.	593	21,077
Yamazaki Baking Co., Ltd.	1,000	14,821

Total Japan		3,019,212

Netherlands - 2.8%
Nutreco NV	23,211	1,179,970
Royal Dutch Shell PLC, Class A	41,608	1,264,198

Total Netherlands		2,444,168

New Zealand - 0.5%
Fletcher Building Ltd.	67,983	413,487

Norway - 1.1%
Norsk Hydro ASA	98,140	577,406
Statoil ASA	21,004	347,966

Total Norway		925,372

Singapore - 0.3%
Golden Agri-Resources Ltd.	74,340	23,075
Sakari Resources Ltd.*(c)	240,456	136,835
Wilmar International Ltd.	36,866	87,731

Total Singapore		247,641

Spain - 0.2%
Ebro Foods SA	905	15,390
Repsol SA	8,709	154,147

Total Spain		169,537

Sweden - 8.6%
Boliden AB	13,342	209,345
Holmen AB, B Shares	8,325	300,598
Sandvik AB(a)	651,823	6,839,357

Total Sweden		7,349,300

Switzerland - 0.1%
Barry Callebaut AG*	32	31,894
Chocoladefabriken Lindt & Sprungli AG	13	67,766

Total Switzerland		99,660

United Kingdom - 11.8%
Acacia Mining PLC	9,131	38,659
Anglo American PLC	67,304	1,125,064
Antofagasta PLC	47,489	463,604
Associated British Foods PLC	4,648	216,615
BG Group PLC	22,322	297,337
BP PLC	119,654	762,772
Cranswick PLC	16,251	319,737
Pennon Group PLC	26,501	353,639
Pentair PLC	14,330	885,737
Polymetal International PLC	8,170	73,316
Randgold Resources Ltd.	1,945	166,070
Rio Tinto PLC	90,131	3,959,508

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
Severn Trent PLC	17,325	$559,960
Tate & Lyle PLC	2,747	27,972
United Utilities Group PLC	49,307	760,537
Vedanta Resources PLC	12,959	72,675

Total United Kingdom		10,083,202

United States - 39.5%
Alcoa, Inc.	52,236	817,493
American Water Works Co., Inc.	12,977	728,529
Anadarko Petroleum Corp.	3,309	270,511
Apache Corp.	2,550	159,553
Aqua America, Inc.	12,851	347,619
Archer-Daniels-Midland Co.	3,843	179,199
Baker Hughes, Inc.	2,819	163,474
Bradken Ltd.	88,210	187,533
Bunge Ltd.	865	77,444
Chevron Corp.	12,337	1,264,913
Clearwater Paper Corp.*	2,082	154,110
Cloud Peak Energy, Inc.*	31,791	215,861
ConAgra Foods, Inc.	2,465	87,335
ConocoPhillips	7,932	499,557
CONSOL Energy, Inc.	119,941	3,472,292
Devon Energy Corp.	2,632	158,631
EOG Resources, Inc.	3,530	314,276
Evraz PLC	72,377	185,230
Exxon Mobil Corp.	27,924	2,441,116
Flowserve Corp.	9,989	544,301
Freeport-McMoRan, Inc.	50,320	845,879
General Mills, Inc.	3,602	189,033
Halliburton Co.	5,486	219,385
Hershey Co. (The)	1,309	133,793
Hormel Foods Corp.	87,961	4,505,363
IDEX Corp.	5,873	424,911
Ingredion, Inc.	436	35,159
JM Smucker Co. (The)	608	62,715
Joy Global, Inc.(a)	51,923	2,177,651
KapStone Paper and Packaging Corp.	9,531	284,691
Kellogg Co.	2,104	137,980
Kinder Morgan, Inc.	6,660	273,393
Louisiana-Pacific Corp.*	14,065	230,244
Marathon Petroleum Corp.	1,892	175,180
MeadWestvaco Corp.	17,384	874,068
Mondelez International, Inc., Class A	9,962	351,061
National Oilwell Varco, Inc.	2,496	135,857
Newmont Mining Corp.	10,602	266,640
Occidental Petroleum Corp.	4,900	392,000
Peabody Energy Corp.(a)	141,619	882,286
Phillips 66	3,797	267,005
Royal Gold, Inc.	1,364	98,836
Schlumberger Ltd.	8,371	689,687
Seaboard Corp.*	396	1,514,696
Southern Copper Corp.(a)	38,741	1,056,854
Spectra Energy Corp.	4,331	144,829
Tyson Foods, Inc., Class A	113,383	4,426,472
Valero Energy Corp.	3,441	181,960
Williams Cos., Inc. (The)	4,423	193,993
Xylem, Inc.	13,409	457,247

Total United States		33,897,845

	Shares	Value

Total Common Stocks - 89.6%
(Cost $86,131,217)		$76,811,071

Short-Term Investment - 9.2%

Money Market Fund - 9.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $7,836,319)	7,836,319	7,836,319

Investment of Cash Collateral For Securities Loaned - 13.1%
Money Market Fund - 13.1%
BNY Mellon Overnight Government Fund, 0.01%(e)
(Cost $11,258,489)	11,258,489	11,258,489

Total Investments - 111.9%
(Cost $105,226,025)		$95,905,879
Liabilities in Excess of Other Assets - (11.9)%(f)		(10,197,497)
Net Assets - 100.0%		$85,708,382

		% of
Industry	Value	Net Assets
Money Market Fund	$19,094,808	22.3%
Industrial Metals	16,436,313	19.2
Coal	15,410,626	18.0
Livestock	14,503,962	16.9
Energy	14,459,339	16.9
Water	6,871,167	8.0
Timber	4,845,586	5.6
Precious Metals	2,330,968	2.7
Grains Food Fiber	1,953,110	2.3
Total Investments	$95,905,879	111.9
Liabilities in Excess of Other Assets(f)	(10,197,497)	(11.9)
Total Net Assets	$85,708,382	100.0%
_______________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,457,553; total market value of collateral held by the Fund was $11,258,489.
(b)	Less than 0.05%.
(c)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(d)	Rate shown reflects the 7-day yield at January 31, 2015.
(e)	Rate shown reflects the 1-day yield at January 31, 2015.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation on future contracts.

PLC - Public Limited Company

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2015 (unaudited)

Open futures contracts outstanding at January 31, 2015:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	March 2015	(86)	$(8,683,042)	$(8,550,120)	$132,922
Mini MSCI EAFE Index Future	Morgan Stanley	March 2015	(102)	(9,076,838)	(9,009,660)	67,178
						$200,100
_______________
Cash posted as collateral to broker for futures contracts was $732,200 at January 31, 2015.

Schedules of Investments — IQ Merger Arbitrage ETF

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks — 77.8%

Consumer Discretionary — 21.5%
DIRECTV*(a)	63,756	$5,437,112
Havas SA	51,590	398,785
International Game Technology(a)	37,617	636,480
PetSmart, Inc.	54,650	4,465,178
Time Warner Cable, Inc.(a)	48,285	6,573,037
TRW Automotive Holdings Corp.*(a)	26,657	2,750,203
		–
Total Consumer Discretionary		20,260,795

Consumer Staples — 4.8%
Lorillard, Inc.(a)	51,493	3,378,456
Nutreco NV	5,147	261,656
Pantry, Inc. (The)*	23,344	861,394
		–
Total Consumer Staples		4,501,506

Energy — 13.4%
Atlas Pipeline Partners LP(a)	28,104	758,527
Baker Hughes, Inc.(a)	152,642	8,851,709
Dresser-Rand Group, Inc.*(a)	38,225	3,061,058
Sakari Resources Ltd.*(b)(c)	425	242
		–
Total Energy		12,671,536

Financials — 4.6%
Aviv REIT, Inc.(a)	10,654	419,022
Forterra Trust*(c)	383,000	636,871
Friends Life Group Ltd.	313,150	1,873,756
Protective Life Corp.(a)	10,675	746,716
Susquehanna Bancshares, Inc.(a)	48,294	608,987
		–
Total Financials		4,285,352

Health Care — 22.7%
Advanced Computer Software Group PLC	141,352	294,562
Allergan, Inc.(a)	38,910	8,531,407
CareFusion Corp.*(a)	89,279	5,294,244
Covance, Inc.*(a)	44,317	4,706,908
Prosensa Holding NV*(a)(d)	20,341	381,190
Volcano Corp.*	118,809	2,134,998
		–
Total Health Care		21,343,309

Information Technology — 6.7%
Digital River, Inc.*(a)	16,839	429,900
OmniVision Technologies, Inc.*(a)	19,305	522,007
REC Solar ASA*	40,890	538,130
Riverbed Technology, Inc.*	113,322	2,332,167
Spansion, Inc., Class A*	45,969	1,630,061
Trulia, Inc.*(a)(d)	20,489	874,470
		–
Total Information Technology		6,326,735

Materials — 2.9%
Sigma-Aldrich Corp.(a)	19,934	2,741,324

Utilities — 1.2%
Cleco Corp.(a)	21,338	1,159,934

Total Common Stocks — 77.8%
(Cost $72,355,954)		73,290,491

	Shares	Value

Rights — 0.0%(e)
Health Care — 0.0%(e)
Furiex Pharmaceuticals CVR*(b)(c)	2,059	$20,116
Trius Therapeutics CVR*(b)(c)	6,177	–
Total Rights—0.0%(e)
(Cost $20,116)		20,116

Short-Term Treasury Bond Fund — 4.8%
Exchange Traded Fund — 4.8%
iShares Short Treasury Bond ETF
(Cost $4,511,362)	40,900	4,509,634

Short-Term Investment —17.0%

Money Market Fund — 17.0%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(f)
(Cost $16,036,039)	16,036,039	16,036,039

Investment of Cash Collateral For Securities Loaned — 0.8%

Money Market Fund — 0.8%
BNY Mellon Overnight Government Fund, 0.01%(g)
(Cost $749,872)	749,872	749,872

Total Investments — 100.4%
(Cost $93,673,343)		$94,606,152
Liabilities in Excess of Other Assets — (0.4)%(h)		(347,944)
Net Assets — 100.0%		$94,258,208
_______________

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $9,118,178.
(b)	Security has been deemed illiquid because it may not be able to be resold with seven days. At January 31, 2015, the value of these securities were $20,358.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $377,704; total market value of collateral held by the Fund was $749,872.
(e)	Less than 0.05%.
(f)	Rate shown reflects the 7-day yield at January 31, 2015.
(g)	Rate shown reflects the 1-day yield at January 31, 2015.
(h)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

CVR - Contingent Value Right

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

REIT  - Real Estate Investment Trust

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

January 31, 2015 (unaudited)

Total return swap contracts outstanding at January 31, 2015:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.36)%	1/11/2017	$(7,152,978)	$ –
Consumer Staples Select Sector SPDR Fund	(0.36)%	1/11/2017	(850,866)	–
Energy Select Sector SPDR Fund	(0.38)%	1/11/2017	(6,295,733)	–
Financial Select Sector SPDR Fund	(0.29)%	1/11/2017	(772,147)	–
Health Care Select Sector SPDR Fund	(0.36)%	1/11/2017	(5,592,513)	–
SPDR S&P 500 ETF Trust	(0.29)%	1/11/2017	(3,835,409)	–
Technology Select Sector SPDR Fund	(0.29)%	1/11/2017	(2,438,369)	–
Vanguard FTSE Europe ETF	(0.36)%	1/11/2017	(2,394,517)	–
				$ –
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2015.

Schedules of Investments — IQ Australia Small Cap ETF

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks - 99.8%

Consumer Discretionary - 23.5%
Ainsworth Game Technology Ltd.(a)	7,058	$16,214
APN News & Media Ltd.*	29,103	18,358
Automotive Holdings Group Ltd.	13,415	39,489
Breville Group Ltd.(a)	8,297	46,909
Dick Smith Holdings Ltd.	13,618	21,634
Echo Entertainment Group Ltd.	51,451	162,273
Fairfax Media Ltd.	132,728	93,026
G8 Education Ltd.	19,226	62,884
Invocare Ltd.	7,196	73,131
JB Hi-Fi Ltd.(a)	6,492	84,682
Myer Holdings Ltd.	38,188	46,244
Navitas Ltd.	15,096	63,130
Nine Entertainment Co. Holdings Ltd.	38,484	53,046
Retail Food Group Ltd.	8,149	39,155
Seven West Media Ltd.	42,686	43,547
Slater & Gordon Ltd.	10,996	56,859
Southern Cross Media Group Ltd.	35,689	29,321
Super Retail Group Ltd.(a)	9,187	62,458
Tabcorp Holdings Ltd.	51,042	181,653
Ten Network Holdings Ltd.*(a)	112,117	17,462
Village Roadshow Ltd.	4,932	23,429
		–
Total Consumer Discretionary		1,234,904

Consumer Staples - 5.3%
Asaleo Care Ltd.*	27,043	34,748
Bega Cheese Ltd.	7,591	30,208
Goodman Fielder Ltd.	91,790	45,748
GrainCorp Ltd., Class A	10,831	75,152
Metcash Ltd.	60,286	68,544
Tassal Group Ltd.	9,005	26,438
		–
Total Consumer Staples		280,838

Energy - 4.8%
AWE Ltd.*	32,488	34,028
Beach Energy Ltd.	80,979	60,540
Drillsearch Energy Ltd.*	24,073	14,623
Karoon Gas Australia Ltd.*	15,430	25,474
Liquefied Natural Gas Ltd.*(a)	27,779	64,466
Senex Energy Ltd.*	48,169	10,316
Sundance Energy Australia Ltd.*	32,362	11,719
Whitehaven Coal Ltd.*(a)	33,464	32,314
		–
Total Energy		253,480

Financials - 8.3%
BT Investment Management Ltd.	3,701	20,752
Cover-More Group Ltd.(a)	19,220	28,364
FlexiGroup Ltd.(a)	14,806	33,899
IOOF Holdings Ltd.	17,019	125,113
Magellan Financial Group Ltd.(a)	6,909	102,927
nib holdings Ltd.	29,045	74,868
OzForex Group Ltd.	14,590	28,859
Steadfast Group Ltd.	18,797	21,445
		–
Total Financials		436,227

Health Care - 10.9%
Ansell Ltd.	10,231	180,621
Greencross Ltd.	5,218	36,165
Japara Healthcare Ltd.*	15,751	23,796
Mesoblast Ltd.*(a)	12,133	37,983
Primary Health Care Ltd.	32,512	117,226
Regis Healthcare Ltd.*	8,915	30,339
Sigma Pharmaceuticals Ltd.	71,885	44,784
Sirtex Medical Ltd.	3,597	75,492

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Virtus Health Ltd.	4,483	$28,034

Total Health Care		574,440

Industrials - 15.2%
Bradken Ltd.	11,112	23,624
Cabcharge Australia Ltd.	7,714	26,132
Cardno Ltd.(a)	9,838	22,678
Downer EDI Ltd.	27,635	90,602
GWA Group Ltd.	14,541	30,008
IPH Ltd.*	10,134	29,594
McMillan Shakespeare Ltd.	3,858	34,551
Mineral Resources Ltd.	9,423	49,459
MMA Offshore Ltd.	22,857	14,240
Monadelphous Group Ltd.(a)	5,637	35,821
Recall Holdings Ltd.	20,890	116,317
SAI Global Ltd.	14,169	43,364
Skilled Group Ltd.	12,731	12,988
Spotless Group Holdings Ltd.*	43,609	63,336
Transfield Services Ltd.*	31,822	35,189
Transpacific Industries Group Ltd.	99,066	63,647
UGL Ltd.*(a)	10,867	15,190
Veda Group Ltd.	43,401	77,737
Virgin Australia Holdings Ltd.*	36,427	13,333
		–
Total Industrials		797,810

Information Technology - 3.6%
carsales.com Ltd.(a)	10,006	80,260
iProperty Group Ltd.*	7,205	15,542
Iress Ltd.	7,154	57,550
Technology One Ltd.(a)	14,415	37,269
		–
Total Information Technology		190,621

Materials - 22.2%
Adelaide Brighton Ltd.	28,551	79,598
Arrium Ltd.	187,283	29,899
BlueScope Steel Ltd.*	37,367	146,371
CSR Ltd.	31,612	98,471
DuluxGroup Ltd.	25,370	118,146
Independence Group NL	15,425	59,461
Jacana Minerals Ltd.*(b)	2,006	364
Mount Gibson Iron Ltd.	40,289	6,746
Northern Star Resources Ltd.	33,383	46,665
Nufarm Ltd.	11,798	52,278
Orora Ltd.	80,666	133,804
OZ Minerals Ltd.	18,909	56,987
Pact Group Holdings Ltd.	10,433	38,430
PanAust Ltd.	31,144	29,347
Regis Resources Ltd.*(a)	20,695	30,540
Sandfire Resources NL	6,341	21,086
Sims Metal Management Ltd.(a)	11,153	94,410
Sirius Resources NL*(a)	21,276	41,587
Syrah Resources Ltd.*	7,133	19,997
TFS Corp., Ltd.(a)	17,126	19,605
Western Areas Ltd.	13,145	41,151
		–
Total Materials		1,164,943

Telecommunication Services - 3.1%
Amcom Telecommunications Ltd.	9,640	21,471
iiNET Ltd.	8,770	51,222
M2 Group Ltd.	9,057	63,478

Schedules of Investments — IQ Australia Small Cap ETF (continued)

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks (continued)

Telecommunication Services (continued)
Vocus Communications Ltd.	5,652	$27,333
		–
Total Telecommunication Services		163,504

Utilities - 2.9%
Spark Infrastructure Group	90,416	150,681

Total Common Stocks- 99.8%
(Cost $6,946,101)		5,247,448

Short-Term Investment - 0.1%

Money Market Fund - 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $5,309)	5,309	5,309

Investment of Cash Collateral For Securities Loaned - 14.6%

Money Market Fund - 14.6%
BNY Mellon Overnight Government Fund, 0.01%(d)
(Cost $767,706)	767,706	767,706

Total Investments - 114.5%
(Cost $7,719,116)		$6,020,463
Liabilities in Excess of Other Assets - (14.5)%		(761,948)
Net Assets - 100.0%		$5,258,515
_______________

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $713,940; total market value of collateral held by the Fund was $767,706.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Rate shown reflects the 7-day yield at January 31, 2015.
(d)	Rate shown reflects the 1-day yield at January 31, 2015.

Schedules of Investments — IQ Canada Small Cap ETF

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks - 99.8%
Consumer Discretionary - 10.5%
Aimia, Inc.	16,812	$180,723
Amaya, Inc.*	10,224	265,447
DHX Media Ltd., Class B	5,706	39,242
Hudson's Bay Co.	10,686	197,379
Martinrea International, Inc.	8,119	60,383
Quebecor, Inc., Class B	8,075	202,838
RONA, Inc.	11,181	112,784
		–
Total Consumer Discretionary		1,058,796

Consumer Staples - 3.0%
Jean Coutu Group (PJC), Inc. (The), Class A	7,710	154,996
Maple Leaf Foods, Inc.	9,135	146,829
		–
Total Consumer Staples		301,825

Energy - 30.0%
Advantage Oil & Gas Ltd.*	16,114	67,737
Athabasca Oil Corp.*	32,364	47,476
Bankers Petroleum Ltd.*	24,848	57,223
Bellatrix Exploration Ltd.*	18,208	36,906
Birchcliff Energy Ltd.*	10,357	55,544
Bonavista Energy Corp.(a)	18,395	87,046
Calfrac Well Services Ltd.	6,944	44,689
Canadian Energy Services & Technology Corp.(a)	18,357	77,745
Canyon Services Group, Inc.	6,175	34,334
Cardinal Energy Ltd.	5,070	51,902
Crew Energy, Inc.*	11,497	47,422
DeeThree Exploration Ltd.*	7,208	31,437
Denison Mines Corp.*	43,051	37,009
Ensign Energy Services, Inc.	12,099	84,067
Gibson Energy, Inc.	11,950	213,092
Kelt Exploration Ltd.*	9,882	49,100
Legacy Oil + Gas, Inc.*	18,642	22,642
Lightstream Resources Ltd.(a)	18,471	11,071
Long Run Exploration Ltd.(a)	15,555	13,004
Mullen Group Ltd.(a)	8,712	140,098
Northern Blizzard Resources, Inc.	2,827	17,636
NuVista Energy Ltd.*	12,793	72,039
Painted Pony Petroleum Ltd.*	9,429	51,088
Parex Resources, Inc.*	11,225	60,908
Parkland Fuel Corp.(a)	7,290	125,855
Pengrowth Energy Corp.(a)	51,142	137,137
Penn West Petroleum Ltd.	45,200	68,444
Poseidon Concepts Corp.*(b)	13,377	0
Precision Drilling Corp.	27,870	142,653
Raging River Exploration, Inc.*	15,053	87,615
RMP Energy, Inc.*	11,261	38,456
Secure Energy Services, Inc.	11,011	128,090
Spartan Energy Corp.*	22,320	45,944
Surge Energy, Inc.(a)	20,744	42,046
TORC Oil & Gas Ltd.(a)	8,690	56,542
Trican Well Service Ltd.	14,267	55,135
Trilogy Energy Corp.	6,268	32,132
Trinidad Drilling Ltd.	13,251	44,625
Veresen, Inc.(a)	27,400	349,429
Western Energy Services Corp.	5,999	24,839
Whitecap Resources, Inc.(a)	23,906	233,979
		–
Total Energy		3,024,136

Financials - 3.3%
AGF Management Ltd., Class B	6,586	37,398
Canaccord Genuity Group, Inc.	7,496	37,718

	Shares	Value

Common Stocks (continued)
Financials (continued)
Element Financial Corp.*	24,449	$260,311
		–
Total Financials		335,427

Health Care - 1.1%
Extendicare, Inc.(a)	8,333	44,821
ProMetic Life Sciences, Inc.*	41,418	62,064
		–
Total Health Care		106,885

Industrials - 14.1%
Aecon Group, Inc.	5,288	40,871
Air Canada*	23,129	214,335
CAE, Inc.	25,415	313,691
Progressive Waste Solutions Ltd.	10,493	300,072
Russel Metals, Inc.	5,921	109,365
TransForce, Inc.	8,708	198,067
WestJet Airlines Ltd.	10,108	243,303
		–
Total Industrials		1,419,704

Information Technology - 2.8%
Avigilon Corp.*	3,654	55,763
DH Corp.(a)	8,220	230,079
		–
Total Information Technology		285,842

Materials - 28.8%
Ainsworth Lumber Co., Ltd.*	10,327	29,647
Alacer Gold Corp.	22,607	53,132
Alamos Gold, Inc.	12,254	65,525
AuRico Gold, Inc.	24,065	95,087
B2Gold Corp.*	85,440	168,461
Canexus Corp.(a)	17,736	33,151
Canfor Corp.*	4,235	106,046
Capstone Mining Corp.*	32,930	30,126
Centerra Gold, Inc.	15,356	92,285
China Gold International Resources Corp., Ltd.*	23,269	39,823
Detour Gold Corp.*	15,142	155,247
First Majestic Silver Corp.*	10,899	67,477
Fortuna Silver Mines, Inc.*	12,226	59,397
HudBay Minerals, Inc.	22,570	164,654
IAMGOLD Corp.*	36,059	96,692
Interfor Corp.*	6,390	111,880
Intertape Polymer Group, Inc.	5,239	77,472
Ivanhoe Mines Ltd., Class A*	49,946	29,937
Labrador Iron Ore Royalty Corp.	6,188	84,625
Lundin Mining Corp.*	62,041	221,164
Nevsun Resources Ltd.	18,989	65,745
New Gold, Inc.*	47,369	208,088
Norbord, Inc.	2,460	54,867
Pan American Silver Corp.(a)	14,434	169,390
Pretium Resources, Inc.*	8,606	57,896
Primero Mining Corp.*	15,356	61,766
Rio Alto Mining Ltd.*	30,817	88,226
SEMAFO, Inc.*	26,796	94,043
Sherritt International Corp.	27,212	45,927
Tahoe Resources, Inc.	8,112	110,937
Torex Gold Resources, Inc.*	75,726	86,599
Western Forest Products, Inc.	37,959	77,238
		–
Total Materials		2,902,550

Telecommunication Services - 1.5%
Manitoba Telecom Services, Inc.(a)	7,537	152,470

Schedules of Investments — IQ Canada Small Cap ETF (continued)

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks (continued)

Utilities - 4.7%
Algonquin Power & Utilities Corp.	18,109	$144,535
Capital Power Corp.	8,056	160,681
Just Energy Group, Inc.	9,912	50,422
Superior Plus Corp.(a)	12,022	115,674
		–
Total Utilities		471,312

Total Common Stocks - 99.8%
(Cost $15,085,875)		10,058,947

Short-Term Investment - 0.0%(c)

Money Market Fund - 0.0%(c)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $4,791)	4,791	4,791

Investment of Cash Collateral For Securities Loaned - 19.2%

Money Market Fund - 19.2%
BNY Mellon Overnight Government Fund, 0.01%(e)
(Cost $1,934,944)	1,934,944	1,934,944

Total Investments - 119.0%
(Cost $17,025,610)		$11,998,682
Liabilities in Excess of Other Assets - (19.0)%		(1,919,488)
Net Assets - 100.0%		$10,079,194
_______________

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,881,641; total market value of collateral held by the Fund was $1,934,944.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at January 31, 2015.
(e)	Rate shown reflects the 1-day yield at January 31, 2015.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF1

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Australia - 6.7%
GrainCorp Ltd., Class A(a)	88,925	$617,021
Nufarm Ltd.	96,870	429,239

Total Australia		1,046,260

Canada - 5.3%
Maple Leaf Foods, Inc.	51,243	823,638

China - 6.3%
China BlueChemical Ltd., Class H(a)	926,379	322,599
China Modern Dairy Holdings Ltd.*(a)	1,042,736	337,566
First Tractor Co., Ltd., Class H(a)	221,192	162,898
Shenguan Holdings Group Ltd.	584,194	162,750

Total China		985,813

Hong Kong - 6.0%
China Huishan Dairy Holdings Co., Ltd.(a)	2,639,815	422,188
China Yurun Food Group Ltd.*(a)	743,862	286,863
Sinofert Holdings Ltd.*	969,795	177,615
YuanShengTai Dairy Farm Ltd.*	568,276	54,971

Total Hong Kong		941,637

Indonesia - 5.3%
PT Astra Agro Lestari Tbk	176,031	323,088
PT Malindo Feedmill Tbk	434,321	74,572
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,521,115	220,947
PT Salim Ivomas Pratama Tbk	1,879,637	102,384
PT Sawit Sumbermas Sarana Tbk	825,366	107,508

Total Indonesia		828,499

Japan - 33.8%
Fuji Oil Co., Ltd.	32,534	420,160
Iseki & Co., Ltd.(a)	107,467	206,764
Itoham Foods, Inc.	65,158	372,759
J-Oil Mills, Inc.	50,646	181,949
Mitsui Sugar Co., Ltd.	44,061	150,040
Morinaga Milk Industry Co., Ltd.	109,469	475,284
Nichirei Corp.	146,196	780,359
Nihon Nohyaku Co., Ltd.	26,249	311,730
Nippon Flour Mills Co., Ltd.	68,405	325,530
Nisshin Oillio Group Ltd. (The)	68,106	248,733
Nisshin Seifun Group, Inc.	132,328	1,633,470
Prima Meat Packers Ltd.	68,469	178,947

Total Japan		5,285,725

Luxembourg - 2.6%
Adecoagro SA*(a)	51,723	401,370

Netherlands - 8.6%
Nutreco NV	26,559	1,350,172

Singapore - 3.1%
First Resources Ltd.	272,428	375,492
Indofood Agri Resources Ltd.	218,213	114,501

Total Singapore		489,993

Spain - 4.5%
Deoleo SA*(a)	379,385	171,247
Ebro Foods SA	31,475	535,256

Total Spain		706,503

Thailand - 0.6%
GFPT PCL	185,179	88,827

United Arab Emirates - 0.7%
Amira Nature Foods Ltd.*(a)	8,782	109,248

United Kingdom - 3.5%
Dairy Crest Group PLC	75,110	551,179

	Shares	Value

Common Stocks (continued)

United States - 12.3%
American Vanguard Corp.	13,926	$155,693
CVR Partners LP	18,682	218,579
Lindsay Corp.	6,399	553,002
Sanderson Farms, Inc.(a)	11,192	894,912
Sumpo Food Holdings Ltd.*	737,327	102,706

Total United States		1,924,892

Total Common Stocks - 99.3%
(Cost $18,053,076)		15,533,756

Short-Term Investment - 0.6%

Money Market Fund - 0.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $90,907)	90,907	90,907

Investment of Cash Collateral For Securities Loaned - 18.9%
Money Market Fund - 18.9%
BNY Mellon Overnight Government Fund, 0.01%(c)
(Cost $2,948,698)	2,948,698	2,948,698

Total Investments - 118.8%
(Cost $21,092,681)		$18,573,361
Liabilities in Excess of Other Assets - (18.8)%		(2,933,057)
Net Assets - 100.0%		$15,640,304

		% of
Industry	Value	Net Assets
Crop Production and Farming	$10,115,831	64.7%
Money Market Fund	3,039,605	19.4
Agricultural Supplies and Logistics	1,967,192	12.6
Agricultural Chemicals	1,615,455	10.3
Agricultural Machinery	922,664	5.9
Livestock Operations	912,614	5.9
Total Investments	$18,573,361	118.8
Liabilities in Excess of Other Assets	(2,933,057)	(18.8)
Total Net Assets	$15,640,304	100.0%
_______________

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,735,754; total market value of collateral held by the Fund was $2,948,698.
(b)	Rate shown reflects the 7-day yield at January 31, 2015.
(c)	Rate shown reflects the 1-day yield at January 31, 2015.

LP - Limited Partnership

PCL - Public Company Limited

PLC - Public Limited Company

PT - Perseroan Terbatas (Limited Liability Company)

Schedules of Investments — IQ Global Oil Small Cap ETF

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks - 98.7%

Australia - 0.5%
FAR Ltd.*	102,875	$7,290
Horizon Oil Ltd.*	35,246	3,431

Total Australia		10,721

Canada - 13.1%
Canyon Services Group, Inc.	2,628	14,612
Cardinal Energy Ltd.	2,100	21,498
Ensign Energy Services, Inc.	4,989	34,665
Horizon North Logistics, Inc.	3,974	6,770
Ithaca Energy, Inc.*	12,315	11,752
Lightstream Resources Ltd.(a)	7,725	4,630
Mullen Group Ltd.(a)	3,600	57,892
Pengrowth Energy Corp.(a)	21,407	57,403
Penn West Petroleum Ltd.	18,900	28,620
Sunshine Oilsands Ltd.*	87,909	6,690
TORC Oil & Gas Ltd.(a)	3,678	23,931
TransGlobe Energy Corp.	2,708	7,902
Twin Butte Energy Ltd.(a)	13,337	7,573

Total Canada		283,938

China - 2.0%
Shandong Molong Petroleum Machinery Co., Ltd., Class H*	10,131	4,038
Sinopec Shanghai Petrochemical Co., Ltd., Class H	135,623	39,357

Total China		43,395

France - 1.3%
Etablissements Maurel et Prom*	3,519	28,456

Indonesia - 0.2%
PT Elnusa Tbk	121,401	5,463

Italy - 0.5%
Saras SpA*	9,569	10,701

Japan - 10.2%
Cosmo Oil Co., Ltd.	32,961	44,616
Showa Shell Sekiyu K.K.	7,548	74,217
TonenGeneral Sekiyu K.K.	11,639	103,544

Total Japan		222,377

Norway - 4.2%
Archer Ltd.*	9,588	3,798
BW Offshore Ltd.	12,116	11,584
Det Norske Oljeselskap ASA*	3,501	14,545
DNO ASA*(a)	22,932	50,299
Fred Olsen Energy ASA	1,211	10,109

Total Norway		90,335

Thailand - 5.9%
Bangchak Petroleum PCL (The)	29,856	31,243
IRPC PCL	414,943	43,358
Thai Oil PCL	34,169	53,503

Total Thailand		128,104

United Arab Emirates - 3.5%
Dragon Oil PLC	9,147	76,520

United Kingdom - 3.0%
Genel Energy PLC*	3,872	36,084
Quadrise Fuels International PLC*	18,075	5,294
Rockhopper Exploration PLC*	11,685	9,082
Salamander Energy PLC*	9,360	9,770
Xcite Energy Ltd.*	11,991	4,772

Total United Kingdom		65,002

United States - 54.3%
Alon USA Energy, Inc.	998	12,056

	Shares	Value

Common Stocks (continued)

United States (continued)
Alon USA Partners LP	459	$7,188
Bonanza Creek Energy, Inc.*	1,313	34,243
California Resources Corp.*	12,666	64,850
CVR Energy, Inc.	618	23,682
CVR Refining LP(a)	1,776	29,748
GulfMark Offshore, Inc., Class A	971	19,158
Gulfport Energy Corp.*	3,408	131,174
JP Energy Partners LP*(a)	555	6,871
Key Energy Services, Inc.*	5,282	8,874
Legacy Reserves LP(a)	2,372	23,056
Northern Tier Energy LP	2,285	49,287
Ocean Rig UDW, Inc.	1,881	15,368
Oil States International, Inc.*	2,109	86,617
PBF Energy, Inc., Class A(a)	3,371	94,725
Pioneer Energy Services Corp.*	2,517	10,420
Rowan Cos. PLC, Class A	4,988	105,346
Sanchez Energy Corp.*(a)	2,136	23,795
SemGroup Corp., Class A	1,740	117,154
Stone Energy Corp.*	2,199	30,962
Synergy Resources Corp.*	2,556	31,260
Tesco Corp.	1,359	13,916
Tesoro Logistics LP	2,097	115,356
VAALCO Energy, Inc.*	2,225	12,326
Western Refining, Inc.	2,982	110,722

Total United States		1,178,154

Total Common Stocks - 98.7%
(Cost $2,610,390)		2,143,166

Short-Term Investment - 0.7%

Money Market Fund - 0.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $14,858)	14,858	14,858

Investment of Cash Collateral For Securities Loaned - 11.9%
Money Market Fund - 11.9%
BNY Mellon Overnight Government Fund, 0.01%(c)
(Cost $257,609)	257,609	257,609

Total Investments - 111.3%
(Cost $2,882,857)		$2,415,633
Liabilities in Excess of Other Assets - (11.3)%		(245,017)
Net Assets - 100.0%		$2,170,616

		% of
Industry	Value	Net Assets
Refining & Marketing	$811,037	37.4%
Exploration & Production	801,273	36.9
Equipment, Services & Drilling	530,856	24.4
Money Market Fund	272,467	12.6
Total Investments	$2,415,633	111.3
Liabilities in Excess of Other Assets	(245,017)	(11.3)
Total Net Assets	$2,170,616	100.0%
_______________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $254,579; total market value of collateral held by the Fund was $257,609.
(b)	Rate shown reflects the 7-day yield at January 31, 2015.
(c)	Rate shown reflects the 1-day yield at January 31, 2015.

K.K. - Kabushiki Kaisha

LP - Limited Partnership

PCL - Public Company Limited

PLC - Public Limited Company

PT - Perseroan Terbatas (Limited Liability Company)

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

January 31, 2015 (unaudited)

	Shares	Value

Common Stocks - 99.9%

Diversified REITs - 19.3%
Cousins Properties, Inc.	229,963	$2,538,792
Empire State Realty Trust, Inc., Class A	106,394	1,936,371
Excel Trust, Inc.	63,589	892,790
Investors Real Estate Trust(a)	134,169	1,106,894
Kennedy-Wilson Holdings, Inc.	78,047	2,075,270
Monmouth Real Estate Investment Corp.	59,203	699,187
New Senior Investment Group, Inc.	75,053	1,241,377
New York REIT, Inc.	183,233	1,911,120
Redwood Trust, Inc.	91,907	1,831,706
Resource Capital Corp.	143,907	695,071
Washington Real Estate Investment Trust	74,687	2,144,264
Winthrop Realty Trust	37,107	593,712
		–
Total Diversified REITs		17,666,554

Hotel REITs - 7.8%
Ashford Hospitality Trust, Inc.	95,009	999,495
Chesapeake Lodging Trust	60,782	2,231,915
FelCor Lodging Trust, Inc.	124,924	1,250,489
Hersha Hospitality Trust	218,428	1,459,099
Summit Hotel Properties, Inc.	94,500	1,211,490
		–
Total Hotel REITs		7,152,488

Mortgage REITs - 20.8%
AG Mortgage Investment Trust, Inc.	31,693	582,834
Anworth Mortgage Asset Corp.	125,971	653,789
Apollo Commercial Real Estate Finance, Inc.	52,645	870,222
Apollo Residential Mortgage, Inc.	35,937	562,414
Ares Commercial Real Estate Corp.	29,319	352,708
ARMOUR Residential REIT, Inc.	398,353	1,318,548
Colony Financial, Inc.	122,512	3,068,926
Dynex Capital, Inc.	56,914	476,370
Gramercy Property Trust, Inc.	196,969	1,363,025
Invesco Mortgage Capital, Inc.	138,870	2,130,266
iStar Financial, Inc.*(a)	92,471	1,205,822
New Residential Investment Corp.	155,613	1,984,066
New York Mortgage Trust, Inc.(a)	117,601	910,232
Newcastle Investment Corp.	73,384	325,091
Orchid Island Capital, Inc.(a)	18,294	237,822
PennyMac Mortgage Investment Trust	77,870	1,752,854
RAIT Financial Trust	92,000	648,600
Western Asset Mortgage Capital Corp.(a)	46,331	625,468
		–
Total Mortgage REITs		19,069,057

Office REITs - 19.5%
Brandywine Realty Trust	199,303	3,310,423
First Industrial Realty Trust, Inc.	121,135	2,632,264
First Potomac Realty Trust	64,942	831,258
Franklin Street Properties Corp.	102,407	1,319,002
Government Properties Income Trust	78,343	1,786,220
Hudson Pacific Properties, Inc.	64,479	2,085,896
Lexington Realty Trust	211,983	2,418,726
Mack-Cali Realty Corp.	90,204	1,759,880
Parkway Properties, Inc.	93,247	1,706,420
		–
Total Office REITs		17,850,089

Residential REITs – 7.8%
American Residential Properties, Inc.*	36,154	633,056
Associated Estates Realty Corp.	63,205	1,574,437
Campus Crest Communities, Inc.	71,850	495,046
Education Realty Trust, Inc.	53,237	1,842,000
Independence Realty Trust, Inc.	27,666	263,380

	Shares	Value

Common Stocks (continued)

Residential REITs (continued)
Monogram Residential Trust, Inc.	190,679	$1,744,713
Silver Bay Realty Trust Corp.	39,297	612,247
		–
Total Residential REITs		7,164,879

Retail REITs - 13.8%
Acadia Realty Trust	76,029	2,751,490
Cedar Realty Trust, Inc.	81,069	645,309
Inland Real Estate Corp.	98,936	1,125,892
Kite Realty Group Trust	93,453	2,855,924
Pennsylvania Real Estate Investment Trust	75,451	1,805,542
Ramco-Gershenson Properties Trust	85,861	1,680,300
Retail Opportunity Investments Corp.	103,038	1,820,681
		–
Total Retail REITs		12,685,138

Specialized REITs - 10.9%
Aviv REIT, Inc.	28,382	1,116,264
CyrusOne, Inc.	39,674	1,112,856
Medical Properties Trust, Inc.	189,629	2,914,598
Physicians Realty Trust	53,063	936,031
Sabra Health Care REIT, Inc.	60,028	1,962,915
STAG Industrial, Inc.	72,409	1,897,116
		–
Total Specialized REITs		9,939,780

Total Common Stocks- 99.9%
(Cost $88,270,495)		91,527,985

Investment of Cash Collateral For Securities Loaned - 4.3%

Money Market Fund - 4.3%
BNY Mellon Overnight Government Fund, 0.01%(b)
(Cost $3,922,785)	3,922,785	3,922,785

Total Investments - 104.2%
(Cost $92,193,280)		$95,450,770
Liabilities in Excess of Other Assets - (4.2)%		(3,845,426)
Net Assets - 100.0%		$91,605,344
_______________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,745,551; total market value of collateral held by the Fund was $3,922,785.
(b)	Rate shown reflects the 1-day yield at January 31, 2015.

1

REIT  - Real Estate Investment Trust

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$967,189,278	$—	$—		$967,189,278
Other Financial Instruments**	—	—	—		—
Short-Term Investments	155,152,536	—	—		155,152,536
Total	$1,122,341,814	$—	$—		$1,122,341,814
Liabilities
Other Financial Instruments**	—	—	—		—
Total	$—	$—	$—		$—
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$22,909,331	$—	$—		$22,909,331
Other Financial Instruments**	—	—	—		—
Short-Term Investments	1,796,006	—	—		1,796,006
Total	$24,705,337	$—	$—		$24,705,337
Liabilities
Other Financial Instruments**	—	—	—		—
Total	$—	$—	$—		$—
IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$15,114,055	$—	$—		$15,114,055
Other Financial Instruments**	—	—	—		—
Short-Term Investments	1,287,585	—	—		1,287,585
Total	$16,401,640	$—	$—		$16,401,640
Liabilities
Other Financial Instruments**	—	—	—		—
Total	$—	$—	$—		$—
IQ Real Return ETF
Assets
Investment Companies*	$26,419,162	$—	$—		$26,419,162
Short-Term Investments	1,444,730	—	—		1,444,730
Total	$27,863,892	$—	$—		$27,863,892
IQ Global Resources ETF
Assets
Common Stocks†	$76,674,236	$—	$136,835		$76,811,071
Other Financial Instruments**	200,100	—	—		200,100
Short-Term Investments	19,094,808	—	—		19,094,808
Total	$95,969,144	$—	$136,835		$96,105,979
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$72,653,378	$636,871	$242		$73,290,491
Investment Companies*	4,509,634	—	—		4,509,634
Other Financial Instruments**	—	—	—		—
Rights	—	20,116	—	***	20,116
Short-Term Investments	16,785,911	—	—		16,785,911
Total	$93,948,923	$656,987	$242		$94,606,152
IQ Australia Small Cap ETF
Assets
Common Stocks*	$5,247,084	$—	$364		$5,247,448
Short-Term Investments	773,015	—	—		773,015
Total	$6,020,099	$—	$364		$6,020,463
IQ Canada Small Cap ETF
Assets
Common Stocks*	$10,058,947	$—	$—	***	$10,058,947
Short-Term Investments	1,939,735	—	—		1,939,735
Total	$11,998,682	$—	$—		$11,998,682
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$15,533,756	$—	$—		$15,533,756
Short-Term Investments	3,039,605	—	—		3,039,605
Total	$18,573,361	$—	$—		$18,573,361
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$2,143,166	$—	$—		$2,143,166
Short-Term Investments	272,467	—	—		272,467
Total	$2,415,633	$—	$—		$2,415,633
IQ U.S. Real Estate Small Cap ETF
Assets
Common Stocks*	$91,527,985	$—	$—		$91,527,985
Short-Term Investments	3,922,785	—	—		3,922,785
Total	$95,450,770	$—	$—		$95,450,770

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Includes a level 3 security valued at $0.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended January 31, 2015.

The cost basis of investments for Federal income tax purposes at January 31, 2015 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$ 1,114,501,463	$ 17,436,230	$ (9,595,879)	$ 7,840,351
IQ Hedge Macro Tracker ETF	25,163,433	273,670	(731,766)	(458,096)
IQ Hedge Market Neutral Tracker ETF	16,216,153	230,863	(45,376)	185,487
IQ Real Return ETF	27,691,785	210,645	(38,538)	172,107
IQ Global Resources ETF	106,719,011	1,468,029	(12,281,161)	(10,813,132)
IQ Merger Arbitrage ETF	93,673,148	1,805,105	(872,101)	933,004
IQ Australia Small Cap ETF	7,919,894	470,494	(2,369,925)	(1,899,431)
IQ Canada Small Cap ETF	17,359,561	579,148	(5,940,027)	(5,360,879)
IQ Global Agribusiness Small Cap ETF	21,143,546	1,253,756	(3,823,941)	(2,570,185)
IQ Global Oil Small Cap ETF	2,906,692	64,353	(555,412)	(491,059)
IQ US Real Estate Small Cap ETF	92,245,259	7,964,942	(4,759,431)	3,205,511

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 24, 2015

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 24, 2015

* Print the name and title of each signing officer under his or her signature.